Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Changes In Working Capital And Other Items [abstract]
Trade and other receivables		$ (57)	$ (59)	$ 44	$ 31
Prepaid expenses and other current assets		(14)	10	(11)	34
Payables, accruals and provisions		87	21	(187)	(349)
Deferred revenue		96	99	20	52
Income taxes	[1]	94	185	214	426
Other		(17)	(16)	(34)	(34)
Total		$ 189	$ 240	$ 46	$ 160

[1]	All periods include current tax liabilities that were recorded on the sale of LSEG shares (see note 8), for which the tax payments are included in investing activities.